UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03725

Fidelity California Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	August 31, 2019

Item 1.

Reports to Stockholders

Fidelity® California Limited Term Tax-Free Bond Fund Semi-Annual Report August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Sectors as of August 31, 2019

% of fund's net assets
General Obligations	34.1
Health Care	13.4
Education	10.2
Special Tax	9.1
Transportation	8.9

Quality Diversification (% of fund's net assets)

As of August 31, 2019
AAA	1.5%
AA,A	71.0%
BBB	11.9%
BB and Below	2.3%
Not Rated	2.7%
Short-Term Investments and Net Other Assets	10.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 89.5%
	Principal Amount	Value
California - 89.3%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2011 A, 5% 8/1/22	$1,655,000	$1,783,395
Series 2012 A, 4% 8/1/21	1,200,000	1,271,400
Alameda Corridor Trans. Auth. Rev.:
Series 2013 A:
5% 10/1/20	1,730,000	1,804,753
5% 10/1/21	2,725,000	2,949,922
Series 2016 A:
4% 10/1/21	1,250,000	1,315,388
4% 10/1/23	850,000	933,266
5% 10/1/22	1,250,000	1,382,250
Azusa Unified School District Series 2002, 0% 7/1/26 (FSA Insured)	1,125,000	1,010,880
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2014 E, 2%, tender 4/1/21 (a)	3,000,000	3,024,270
Series A, 2.95%, tender 4/1/26 (a)	9,000,000	9,904,500
Series B, 2.85%, tender 4/1/25 (a)	7,000,000	7,579,880
Series C, 2.1%, tender 4/1/22 (a)	7,000,000	7,153,090
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2010 L, 5% 5/1/21	1,890,000	1,941,238
California Gen. Oblig.:
Bonds 4%, tender 12/1/21 (a)	4,000,000	4,193,200
Series 2011, 5% 9/1/21	6,080,000	6,563,238
Series 2012, 5% 2/1/22	3,860,000	4,224,114
Series 2013, 5% 2/1/21	15,000	15,854
Series 2014, 4% 5/1/23	2,440,000	2,699,445
Series 2015, 5% 8/1/24	1,795,000	2,134,865
Series 2017, 5% 8/1/23	8,150,000	9,385,703
Series 2019:
5% 4/1/31	1,000,000	1,385,900
5% 4/1/32	1,000,000	1,407,930
California Health Facilities Fing. Auth. Rev.:
(Children's Hosp. of Orange County Proj.) Series 2012 A, 5% 11/15/21	1,450,000	1,565,725
Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (a)	12,195,000	12,744,507
Series 2009 D, 1.7%, tender 10/18/22 (a)	5,000,000	5,093,600
Series 2016 B1, 1.25%, tender 10/1/20 (a)	9,545,000	9,545,955
Series 2016 B2, 4%, tender 10/1/24 (a)	6,000,000	6,823,440
Series 2011 A, 5.25% 3/1/23	310,000	328,860
Series 2014 A:
5% 10/1/21	500,000	542,240
5% 10/1/22	1,650,000	1,855,871
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
(Los Angeles County Museum of Art Proj.) Series 2017, 1 month U.S. LIBOR + 0.650% 2.128%, tender 2/1/21 (a)(b)	5,000,000	5,014,650
Series 2018 D, 1 month U.S. LIBOR + 0.380% 1.882%, tender 8/1/21 (a)(b)	7,000,000	7,002,870
California Mun Fin Auth Student Hsg (CHF-Davis I, LLC - West Village Student Housing Proj.) Series 2018, 5% 5/15/23	1,000,000	1,135,810
California Muni. Fin. Auth. (Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/21	900,000	964,584
5% 6/1/30	2,650,000	3,394,306
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
4% 10/1/19	405,000	405,862
5% 10/1/20	305,000	317,371
5% 10/1/21	375,000	403,778
5% 10/1/22	1,020,000	1,133,455
5% 10/1/23	1,230,000	1,407,833
5% 10/1/24	370,000	435,146
5% 10/1/25	1,210,000	1,460,627
5% 10/1/26	355,000	438,319
(Channing House Proj.) Series 2017 A:
4% 5/15/28	2,000,000	2,380,140
5% 5/15/24	910,000	1,081,062
5% 5/15/26	360,000	450,382
5% 5/15/27	350,000	448,392
(Institute On Aging Proj.) Series 2017:
5% 8/15/21	225,000	243,038
5% 8/15/23	225,000	260,678
5% 8/15/24	285,000	341,356
5% 8/15/25	985,000	1,218,593
5% 8/15/26	275,000	350,001
(Northbay Healthcare Group Proj.) Series 2013 B, 5% 11/1/19	3,335,000	3,352,980
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/20	200,000	205,924
5% 6/1/21	550,000	587,983
5% 6/1/22	625,000	690,175
5% 6/1/23	700,000	798,112
5% 6/1/25	1,250,000	1,512,325
5% 6/1/28	390,000	494,641
Series 2010 A. 5% 7/1/22 (Pre-Refunded to 7/1/20 @ 100)	1,850,000	1,910,773
Series 2017 A:
5% 11/1/23	450,000	511,070
5% 7/1/24	1,400,000	1,632,652
5% 7/1/25	750,000	896,993
5% 7/1/26	1,000,000	1,223,070
5% 7/1/27	800,000	993,464
Series 2017 B:
5% 7/1/24	1,440,000	1,679,299
5% 1/1/25	1,230,000	1,454,032
5% 7/1/26	500,000	611,535
5% 7/1/27	640,000	794,771
Series 2018:
5% 10/1/20	325,000	338,075
5% 10/1/21	250,000	268,918
5% 10/1/22	475,000	527,226
5% 10/1/23	225,000	257,146
5% 10/1/24	275,000	322,979
5% 10/1/25	275,000	331,251
5% 10/1/26	300,000	369,504
Series 2019 A:
5% 4/1/26	650,000	802,549
5% 4/1/27	1,285,000	1,625,602
5% 4/1/28	2,000,000	2,570,080
5% 4/1/29	3,000,000	3,924,630
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 1.48%, tender 10/1/19 (a)	7,500,000	7,500,485
California Muni. Fin. Auth. Sr Living Series 2019:
4% 11/15/20	260,000	267,860
4% 11/15/23	295,000	324,603
4% 11/15/25	630,000	718,433
4% 11/15/28	710,000	830,352
California Muni. Fin. Auth. Student Hsg.:
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/24	1,200,000	1,400,268
5% 5/15/25	3,400,000	4,066,808
5% 5/15/26	3,000,000	3,670,710
5% 5/15/27	3,000,000	3,743,280
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018:
5% 5/15/22	710,000	781,660
5% 5/15/23	950,000	1,078,649
5% 5/15/24	2,265,000	2,643,006
5% 5/15/27	750,000	935,820
(CHF-Riverside II, LLC-UCR North District Phase I Student Hsg. Proj.) Series 2019:
5% 5/15/23 (Build America Mutual Assurance Insured)	400,000	457,604
5% 5/15/24 (Build America Mutual Assurance Insured)	345,000	406,196
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 B, 1.35%, tender 11/1/19 (a)(c)	4,000,000	3,999,736
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/21	7,000,000	7,487,200
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/21	1,000,000	1,063,160
(Various Cap. Projs.):
Series 2011 A, 5% 10/1/21	4,230,000	4,580,963
Series 2012 A:
5% 4/1/20	1,800,000	1,841,691
5% 4/1/24	9,690,000	10,663,651
Series 2012 G:
5% 11/1/21	1,500,000	1,629,375
5% 11/1/25	5,500,000	6,171,550
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/23	9,955,000	10,830,045
Series 2014 B:
5% 10/1/21	1,000,000	1,082,970
5% 10/1/22	1,225,000	1,374,671
Series 2014 C:
5% 10/1/21	1,355,000	1,467,424
5% 10/1/22	1,000,000	1,122,180
California State Univ. Rev.:
Bonds 4%, tender 11/1/23 (a)	5,000,000	5,522,150
Series 2020 A:
5% 11/1/22 (d)	2,585,000	2,858,079
5% 11/1/23 (d)	1,500,000	1,715,490
5% 11/1/24 (d)	1,500,000	1,771,485
5% 11/1/25 (d)	1,000,000	1,217,670
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/20	575,000	590,401
5% 5/15/21	825,000	878,246
5% 5/15/22	1,000,000	1,100,090
5% 5/15/23	2,375,000	2,693,868
5% 5/15/24	1,000,000	1,164,910
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
5% 1/1/22	500,000	540,860
5% 1/1/23	500,000	557,245
5% 1/1/24	600,000	687,270
5% 1/1/25	1,075,000	1,262,953
5% 1/1/26	1,040,000	1,250,278
5% 1/1/27	1,900,000	2,331,946
California Statewide Cmntys. Dev. Auth. Rev.:
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/24	1,020,000	1,195,746
5% 7/1/25	625,000	751,750
(Viamonte Sr. Living 1 Proj.) Series 2018 B, 3% 7/1/25	6,000,000	6,149,820
Series 2014 B:
5% 7/1/23	870,000	991,078
5% 7/1/24	750,000	879,608
Series 2016:
5% 10/1/22	725,000	801,009
5% 10/1/24	2,030,000	2,373,314
5% 10/1/25	1,010,000	1,212,697
Series 2017 A:
3% 11/1/22 (c)	1,680,000	1,708,997
3.5% 11/1/27 (c)	2,635,000	2,842,928
Series 2018:
5% 7/1/21	300,000	320,739
5% 7/1/23	300,000	341,751
Chula Vista Elem School Dish Series 2019, 0% 8/1/23	6,500,000	6,202,690
Corona-Norco Unified School District Series 2013 A:
5% 9/1/20	1,285,000	1,335,853
5% 9/1/22	500,000	557,425
Eastern California Muni. Wtr. District Wtr. and Wasterwater Bonds Series 2018 C, SIFMA Municipal Swap Index + 0.250% 1.6%, tender 10/1/21 (a)(b)	7,000,000	6,993,700
El Camino Hosp. District Series 2006, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,125,850
El Dorado County Gen. Oblig.:
5% 9/1/20	545,000	567,176
5% 9/1/22	1,295,000	1,446,165
El Dorado Irr. Distr. Rev. Series 2016 A:
4% 3/1/20	500,000	507,761
5% 3/1/22	500,000	550,990
5% 3/1/23	500,000	571,055
Elk Grove Fin. Auth. Spl. Tax Rev.:
Series 2015:
5% 9/1/22	425,000	473,144
5% 9/1/23	1,000,000	1,149,280
5% 9/1/24	1,000,000	1,186,040
Series 2016:
4% 9/1/21	1,130,000	1,181,359
4% 9/1/23	1,500,000	1,629,570
4% 9/1/25	1,915,000	2,141,736
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016:
5% 2/1/22 (Build America Mutual Assurance Insured)	2,895,000	3,173,904
5% 2/1/23 (Build America Mutual Assurance Insured)	1,390,000	1,576,872
5% 2/1/24 (Build America Mutual Assurance Insured)	1,460,000	1,708,288
Elsinore Valley Muni. Wtr. District Series 2016 A:
5% 7/1/21	1,375,000	1,478,359
5% 7/1/22	900,000	1,003,851
5% 7/1/23	750,000	867,158
5% 7/1/24	1,000,000	1,195,060
Evergreen Elementary School District Series 2006 B, 0% 8/1/27	1,240,000	1,095,515
Fairfield Ctfs. Prtn. Series 2007, 0% 4/1/27	1,850,000	1,625,836
Garvey School District Series 2000 B, 0% 8/1/30	1,625,000	1,304,550
Gilroy School Facilities Fing. (Gilroy Calif Unified School District Proj.) Series 2013, 4% 8/1/22	40,000	43,603
Golden Empire Schools Fing. Auth. Lease Rev. (Kern High School District Projs.) Series 2018:
4% 5/1/20	1,000,000	1,019,759
5% 5/1/21	6,650,000	7,088,568
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (AMBAC Insured)	5,000,000	4,422,200
Series 2013 A, 5% 6/1/21	5,000,000	5,342,700
Series 2017 A1:
5% 6/1/21	1,000,000	1,064,210
5% 6/1/22	1,000,000	1,097,160
5% 6/1/23	1,000,000	1,126,480
Series A, 0% 6/1/24 (AMBAC Insured)	7,000,000	6,563,200
Indio Pub. Fing. Auth. Lease Rev. Series 2012:
5% 11/1/19	635,000	639,091
5% 11/1/20	670,000	701,497
5% 11/1/21	455,000	493,630
5% 11/1/22	745,000	836,955
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/20	1,000,000	1,030,520
5% 9/2/20	800,000	832,318
5% 9/2/22	750,000	838,808
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/20	500,000	520,498
5% 9/1/21	615,000	665,276
5% 9/1/22	615,000	690,085
5% 9/1/23	1,205,000	1,400,752
Series 2013 A:
5% 9/1/21	1,000,000	1,081,340
5% 9/1/22	2,000,000	2,244,800
5% 9/1/23	1,500,000	1,742,400
Long Beach Unified School District Series D1, 0% 8/1/29	1,915,000	1,465,913
Los Angeles Cmnty. College District Series 2016 I, 4% 8/1/24	700,000	805,280
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 3/1/21	500,000	530,925
5% 9/1/21	1,270,000	1,372,781
5% 3/1/22	1,000,000	1,100,940
(Disney Parking Proj.) 0% 3/1/20	3,205,000	3,186,513
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 C, 5% 3/1/21	5,055,000	5,366,085
Series 2014 A, 5% 5/1/23	475,000	544,545
Series 2014 B, 5% 5/1/23	200,000	229,282
Montebello Pub. Fing. Auth.:
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/27	1,415,000	1,751,600
(Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A, 5% 6/1/28	1,490,000	1,835,039
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/29	1,560,000	1,916,881
Monterey Peninsula Cmnty. College District Series 2016:
0% 8/1/22	2,300,000	2,218,948
0% 8/1/24	2,700,000	2,529,468
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012, 5% 9/1/19	1,090,000	1,090,000
Napa Valley Cmnty. Cllge District Series 2002 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,025,000	904,860
Napa Valley Unified School District Series 2010 A, 0% 8/1/27	2,065,000	1,801,630
Newport Mesa Unified School District Series 2007, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,915,000	3,310,798
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (a)	10,000,000	11,038,000
Oakland Unified School District Alameda County:
Series 2015 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,303,240
5% 8/1/24	1,900,000	2,249,733
5% 8/1/24 (FSA Insured)	2,020,000	2,402,467
Series 2016, 5% 8/1/29	940,000	1,159,368
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/22	3,300,000	3,621,255
Orange County Trans. Auth. Toll Road Rev. Series 2013, 5% 8/15/20	1,440,000	1,496,672
Palmdale School District Series 2002, 0% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,243,886
Palo Alto Unified School District Gen. Oblig. Series 2008, 0% 8/1/25	2,255,000	2,091,738
Palomar Cmnty. College District Series 2010 B, 0% 8/1/29	1,000,000	843,180
Palomar Health Calif Ctfs. Prtn. Series 2017:
5% 11/1/23	300,000	339,033
5% 11/1/24	300,000	347,976
5% 11/1/25	350,000	415,685
5% 11/1/26	475,000	574,978
Palomar Health Rev. Series 2016:
5% 11/1/25	2,000,000	2,375,340
5% 11/1/26	1,875,000	2,271,056
Perris Union High School District Series A, 5% 9/1/22 (FSA Insured)	625,000	700,906
Placentia-Yorba Linda Unified School District Series 2004 B, 0% 8/1/27	1,905,000	1,668,570
Poway California Redev. Agcy. Successor Series A:
5% 12/15/23	4,330,000	5,079,263
5% 6/15/24	2,440,000	2,909,139
Poway Unified School District Series 2009, 0% 8/1/26	2,145,000	1,937,900
Poway Unified School District Pub. Fing.:
4% 9/1/19	1,000,000	1,000,000
4% 9/1/20	1,170,000	1,197,983
4% 9/15/20	340,000	351,036
4% 9/15/21	325,000	345,147
5% 9/1/21	1,230,000	1,312,299
5% 9/1/22	990,000	1,086,337
5% 9/1/23	1,345,000	1,515,950
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Bonds Series 2018 C, 2.125%, tender 10/1/23 (a)	25,000,000	25,770,982
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/20 (FSA Insured)	1,175,000	1,221,977
5% 9/1/21 (FSA Insured)	1,000,000	1,078,860
5% 9/1/22 (FSA Insured)	1,400,000	1,565,620
Richmond Wastewtr. Rev. Series 2019 B:
5% 8/1/22	300,000	335,253
5% 8/1/23	940,000	1,086,828
5% 8/1/24	730,000	871,693
5% 8/1/25	1,925,000	2,372,389
Rio Hondo Cmnty. College District Series 2010 C, 0% 8/1/29	1,800,000	1,507,338
Riverside Swr. Rev. Series 2015 A:
5% 8/1/22	2,160,000	2,413,822
5% 8/1/24	1,500,000	1,791,150
Sacramento City Fing. Auth. Lease Rev.:
Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	460,000	472,195
Series 1993 B, 5.4% 11/1/20	1,055,000	1,082,968
Sacramento City Unified School District:
Series 2007, 0% 7/1/27 (FSA Insured)	1,455,000	1,245,422
Series 2014, 5% 7/1/25	50,000	57,697
Sacramento County Arpt. Sys. Rev.:
Series 2018 A:
5% 7/1/22	275,000	305,668
5% 7/1/23	430,000	494,362
5% 7/1/24	550,000	652,982
Series 2018 B:
5% 7/1/22	1,000,000	1,111,520
5% 7/1/23	1,000,000	1,149,680
5% 7/1/24	1,000,000	1,187,240
Series 2018 D:
5% 7/1/21	700,000	750,764
5% 7/1/22	300,000	333,189
5% 7/1/23	500,000	574,230
5% 7/1/24	400,000	474,276
Sacramento TOT Rev. Series A, 5% 6/1/26	900,000	1,124,028
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/21 (FSA Insured)	1,150,000	1,238,550
5% 8/1/22 (FSA Insured)	1,500,000	1,673,055
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A, 1.8% 11/15/27	2,495,000	2,540,609
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/21	1,000,000	1,071,960
5% 7/1/22	1,500,000	1,666,395
5% 7/1/24	1,415,000	1,679,945
5% 7/1/26	1,450,000	1,825,884
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	6,670,000	7,361,079
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2015 B:
5% 10/15/23	1,355,000	1,577,545
5% 10/15/25	1,605,000	1,993,554
San Francisco City & County Redev. Agcy. Successor (San Francisco Redev. Projs.) Series 2014 C:
5% 8/1/21	1,000,000	1,078,780
5% 8/1/22	175,000	195,780
San Jacinto Unified School District:
Series 2014 A, 5% 8/1/22 (FSA Insured)	325,000	361,998
Series 2014:
5% 8/1/20 (FSA Insured)	165,000	171,043
5% 8/1/21 (FSA Insured)	150,000	161,312
5% 8/1/23 (FSA Insured)	400,000	460,152
5% 8/1/24 (FSA Insured)	750,000	890,813
San Jose Fing. Auth. Lease Rev.:
(Civic Ctr. Proj.) Series 2013 A, 5% 6/1/22	1,100,000	1,222,606
Series 2013 A, 4% 6/1/21	1,000,000	1,054,510
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/22	1,850,000	2,082,027
5% 10/1/23	900,000	1,048,806
San Mateo County Cmnty. College District Series 2006 B, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,505,000	3,206,549
San Mateo County Joint Powers Fing. Auth. Series 2019 A:
5% 7/15/21 (d)	7,045,000	7,510,745
5% 7/15/22 (d)	3,425,000	3,788,324
5% 7/15/23 (d)	3,440,000	3,934,672
San Mateo Unified School District (Election of 2000 Proj.) Series B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,055,000	2,810,631
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/20 (FSA Insured)	1,000,000	1,030,530
5% 6/15/21 (FSA Insured)	500,000	534,740
5% 6/15/22 (FSA Insured)	1,000,000	1,108,050
5% 6/15/23 (FSA Insured)	630,000	720,197
Santa Barbara Fing. Auth. (Arpt. Proj.) Series 2019:
4% 4/1/20	500,000	508,954
5% 4/1/21	1,025,000	1,091,072
5% 4/1/23	1,125,000	1,285,189
5% 4/1/25	1,250,000	1,524,613
Santa Monica Pub. Fin. Rev.:
(Santa Monica Calif Proj.) Series 2017, 5% 7/1/22	400,000	446,156
Series 2011 A, 4% 6/1/20	770,000	788,003
South Bay Union School District Series 2019, 0% 8/1/22	2,230,000	2,140,889
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/21	750,000	809,055
5% 8/15/22	750,000	823,688
Southern California Pub. Pwr. Auth. Bonds Series 1, 2%, tender 7/1/20 (a)	10,000,000	10,043,371
Southern California Pub. Pwr. Auth. Rev. Bonds (Canyon Pwr. Proj.) Series 2018 A, 2.25%, tender 5/1/21 (a)	9,000,000	9,101,070
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
5% 10/1/23	650,000	750,965
5% 10/1/24	700,000	833,847
5% 10/1/25	750,000	920,535
5% 10/1/26	1,000,000	1,259,940
5% 10/1/27	1,000,000	1,287,950
Stockton Unified School District Gen. Oblig.:
Series 2011, 5% 7/1/20 (FSA Insured)	1,575,000	1,627,806
Series 2012:
5% 7/1/21 (FSA Insured)	1,200,000	1,288,392
5% 7/1/22 (FSA Insured)	1,220,000	1,357,140
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.):
Series 2016 A:
5% 9/1/19 (FSA Insured)	5,000,000	5,000,000
5% 9/1/21 (FSA Insured)	1,025,000	1,102,449
5% 9/1/22 (FSA Insured)	3,370,000	3,745,452
5% 9/1/23 (FSA Insured)	3,000,000	3,436,470
Series 2016, 5% 9/1/21 (FSA Insured)	1,000,000	1,075,560
Univ. of California Revs. Bonds Series 2016 AT, 1.4%, tender 5/15/21 (a)	6,800,000	6,811,220
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
5% 1/1/22	450,000	483,665
5% 1/1/23	450,000	496,737
5% 1/1/24	1,150,000	1,301,789
5% 1/1/26	500,000	593,160
5% 1/1/28	1,000,000	1,230,550
Vacaville Unified School District Series 2015 A, 5% 8/1/20	200,000	207,530
Walnut Energy Ctr. Auth. Rev. Series 2014 A:
5% 1/1/20	250,000	253,373
5% 1/1/21	250,000	263,705
5% 1/1/22	350,000	383,334
Washington Township Health Care District Rev. Series 2019 A:
5% 7/1/20	400,000	412,569
5% 7/1/21	500,000	533,440
5% 7/1/22	645,000	709,713
5% 7/1/23	715,000	810,488
5% 7/1/24	500,000	582,580
5% 7/1/25	500,000	596,455
5% 7/1/26	550,000	669,906
5% 7/1/27	600,000	743,118
West Contra Costa Unified School District Series 2014 A:
4% 8/1/21	1,355,000	1,435,880
5% 8/1/22	575,000	642,568
5% 8/1/23	1,500,000	1,735,560
Western Muni. Wtr. District Facilities Auth. Wtr. Rev. Series 2016 A, 1.5%, tender 10/1/20 (a)	5,500,000	5,514,960
Wiseburn Unified School District Series 2015 B, 5% 8/1/21	1,690,000	1,822,800

TOTAL CALIFORNIA		661,884,721

Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/20 (FSA Insured)	1,500,000	1,558,380
TOTAL MUNICIPAL BONDS
(Cost $641,903,379)		663,443,101

Municipal Notes - 12.7%
California - 12.7%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Participating VRDN Series XF 10 44, 1.45% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	800,000	$800,000
Series 2019 A, 1.23% 9/6/19, LOC Bank of America NA, VRDN (a)	13,000,000	13,000,000
Buck Institute Age Research Participating VRDN Series Floaters XF 10 35, 1.45% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	1,760,000	1,760,000
California Gen. Oblig. Participating VRDN:
Series Floaters XF 10 38, 1.45% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	2,500,000	2,500,000
Series Spears DB 80 18, 1.5% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	6,865,000	6,865,000
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series Floaters XG 00 48, 1.45% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	5,000,000	5,000,000
Series Floaters XG 00 49, 1.45% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	1,400,000	1,400,000
California Muni. Fin. Auth. Rev. (Chevron U.S.A., Inc. Proj.) Series 2010 A, 1.24% 9/3/19, VRDN (a)	9,735,000	9,735,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floaters XF 10 82, 1.75% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	5,000,000	5,000,000
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 2002, 1.24% 9/3/19, VRDN (a)	1,000,000	1,000,000
Culver City California Unified School District Participating VRDN Series Solar 17 10, 1.27% 9/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)(f)	500,000	500,000
Dignity Health Participating VRDN Series DBE 80 11, 1.57% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	5,300,000	5,300,000
Hbr. Park Apts. Lp Participating VRDN Series Spears DBE 80 14, 1.7% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	2,200,000	2,200,000
Irvine Reassessment District 12-1 Ltd. Oblig. Series A, 1.27% 9/4/19, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(c)	300,000	300,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2002 A1, 1.16% 9/3/19 (Liquidity Facility Bank of America NA), VRDN (a)	1,100,000	1,100,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Participating VRDN Series DB 8028, 1.5% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	10,000,000	10,000,000
Series 2019 A1, 1.2% 9/3/19 (Liquidity Facility Toronto-Dominion Bank), VRDN (a)	7,500,000	7,500,000
Los Angeles Gen. Oblig. TRAN Series 2019, 5% 6/25/20	5,000,000	5,160,678
Sacramento City Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 00, 1.45% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	10,000,000	10,000,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series XF 10 32, 1.45% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	2,820,000	2,820,000
Univ. of California Revs. Participating VRDN Series Floaters XG 00 61, 1.45% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	2,250,000	2,250,000
TOTAL MUNICIPAL NOTES
(Cost $94,182,810)		94,190,678
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $736,086,189)		757,633,779
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(16,188,862)
NET ASSETS - 100%		$741,444,917

Security Type Abbreviations

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,851,661 or 1.2% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	34.1%
Health Care	13.4%
Education	10.2%
Special Tax	9.1%
Transportation	8.9%
Water & Sewer	8.7%
Synthetics	7.7%
Others* (Individually Less Than 5%)	7.9%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $736,086,189)		$757,633,779
Cash		252,829
Receivable for fund shares sold		202,900
Interest receivable		6,735,862
Prepaid expenses		1,584
Receivable from investment adviser for expense reductions		66,622
Other receivables		1,687
Total assets		764,895,263
Liabilities
Payable for investments purchased on a delayed delivery basis	$22,242,242
Payable for fund shares redeemed	610,829
Distributions payable	286,066
Accrued management fee	216,077
Other affiliated payables	62,796
Other payables and accrued expenses	32,336
Total liabilities		23,450,346
Net Assets		$741,444,917
Net Assets consist of:
Paid in capital		$720,102,406
Total distributable earnings (loss)		21,342,511
Net Assets, for 68,633,792 shares outstanding		$741,444,917
Net Asset Value, offering price and redemption price per share ($741,444,917 ÷ 68,633,792 shares)		$10.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Interest		$7,756,609
Expenses
Management fee	$1,283,026
Transfer agent fees	298,693
Accounting fees and expenses	82,381
Custodian fees and expenses	3,081
Independent trustees' fees and expenses	1,605
Registration fees	6,979
Audit	30,440
Legal	1,594
Miscellaneous	2,891
Total expenses before reductions	1,710,690
Expense reductions	(433,267)
Total expenses after reductions		1,277,423
Net investment income (loss)		6,479,186
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		827,895
Total net realized gain (loss)		827,895
Change in net unrealized appreciation (depreciation) on investment securities		14,152,946
Net gain (loss)		14,980,841
Net increase (decrease) in net assets resulting from operations		$21,460,027

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,479,186	$12,953,914
Net realized gain (loss)	827,895	(829,825)
Change in net unrealized appreciation (depreciation)	14,152,946	6,421,931
Net increase (decrease) in net assets resulting from operations	21,460,027	18,546,020
Distributions to shareholders	(6,408,080)	(12,955,532)
Share transactions
Proceeds from sales of shares	87,415,294	191,663,112
Reinvestment of distributions	4,633,989	9,615,098
Cost of shares redeemed	(96,249,865)	(250,694,613)
Net increase (decrease) in net assets resulting from share transactions	(4,200,582)	(49,416,403)
Total increase (decrease) in net assets	10,851,365	(43,825,915)
Net Assets
Beginning of period	730,593,552	774,419,467
End of period	$741,444,917	$730,593,552
Other Information
Shares
Sold	8,175,076	18,263,477
Issued in reinvestment of distributions	433,384	916,729
Redeemed	(9,023,834)	(23,925,423)
Net increase (decrease)	(415,374)	(4,745,217)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity California Limited Term Tax-Free Bond Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.58	$10.49	$10.59	$10.80	$10.76	$10.71
Income from Investment Operations
Net investment income (loss)B	.095	.184	.168	.170	.183	.194
Net realized and unrealized gain (loss)	.219	.090	(.100)	(.199)	.048	.051
Total from investment operations	.314	.274	.068	(.029)	.231	.245
Distributions from net investment income	(.094)	(.184)	(.168)	(.170)	(.183)	(.195)
Distributions from net realized gain	–	–	–	(.011)	(.008)	–
Total distributions	(.094)	(.184)	(.168)	(.181)	(.191)	(.195)
Redemption fees added to paid in capitalB	–	–	–	–C	–C	–C
Net asset value, end of period	$10.80	$10.58	$10.49	$10.59	$10.80	$10.76
Total ReturnD,E	2.98%	2.64%	.64%	(.27)%	2.17%	2.31%
Ratios to Average Net AssetsF
Expenses before reductions	.47%G	.48%	.47%	.47%	.48%	.49%
Expenses net of fee waivers, if any	.35%G	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%G	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.78%G	1.75%	1.59%	1.59%	1.71%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$741,445	$730,594	$774,419	$767,451	$817,664	$795,240
Portfolio turnover rate	31%G	33%	20%	33%	20%	25%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2019

1. Organization.

Fidelity California Limited Term Tax-Free Bond Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$21,595,473
Gross unrealized depreciation	(37,515)
Net unrealized appreciation (depreciation)	$21,557,958
Tax cost	$736,075,821

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Short-term	$(541,642)
Long-term	(561,129)
Total capital loss carryforward	$(1,102,771)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $104,918,948 and $142,089,302, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .02%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $982 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .35% of average net assets. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $430,799.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $700.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $1,768.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Actual	.35%	$1,000.00	$1,029.80	$1.79
Hypothetical-C		$1,000.00	$1,023.38	$1.78

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

CSI-SANN-1019
1.817080.113

Fidelity® California Municipal Income Fund Semi-Annual Report August 31, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Sectors as of August 31, 2019

% of fund's net assets
General Obligations	30.2
Transportation	22.4
Health Care	9.9
Special Tax	9.5
Education	9.1

Quality Diversification (% of fund's net assets)

As of August 31, 2019
AAA	2.8%
AA,A	74.6%
BBB	9.9%
BB and Below	1.0%
Not Rated	5.0%
Short-Term Investments and Net Other Assets	6.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.3%
	Principal Amount (000s)	Value (000s)
California - 93.2%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2012 A:
5% 8/1/24	$1,050	$1,147
5% 8/1/25	1,245	1,359
5% 8/1/27	300	327
5% 8/1/28	400	435
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	2,149
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	2,823
Alameda Corridor Trans. Auth. Rev.:
Series 2004, 0% 10/1/19	630	629
Series 2013 A:
5% 10/1/24	7,750	8,967
5% 10/1/25	5,245	6,057
Series 2016 B:
5% 10/1/34	2,500	2,982
5% 10/1/35	4,000	4,760
Alameda County Ctfs. of Prtn. (Santa Rita Jail Proj.) Series 2007 A, 5% 12/1/20 (AMBAC Insured)	2,810	2,818
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,161
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,285
0% 9/1/22 (FSA Insured)	5,150	4,940
Antelope Valley Cmnty. College District:
Series 2015, 5% 8/1/39	17,680	20,806
Series A:
5% 8/1/31	1,325	1,661
5% 8/1/32	1,345	1,680
5% 8/1/33	1,805	2,249
5% 8/1/34	3,000	3,722
5% 8/1/35	4,000	4,950
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series B, 2.85%, tender 4/1/25 (a)	7,000	7,580
Series C, 2.1%, tender 4/1/22 (a)	7,000	7,153
Series H, 2.125%, tender 4/1/25 (a)	4,000	4,187
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,593
5% 6/1/25	4,355	4,835
5% 6/1/27	2,755	3,052
5% 6/1/28	3,045	3,370
California Dept. of Wtr. Resources Series AI, 5% 12/1/25	2,700	2,946
California Edl. Facilities Auth. Rev.:
(Loyola Marymount Univ. Proj.) Series 2010 A, 5% 10/1/25	5,860	5,880
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	2,074
(Santa Clara Univ. Proj.):
Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,811
Series 2017 C:
5% 4/1/30	650	848
5% 4/1/31	890	1,151
5% 4/1/33	1,245	1,597
Series 2018 A:
5% 10/1/34	760	961
5% 10/1/36	840	1,054
5% 10/1/38	620	773
5% 10/1/42	4,000	4,932
5% 10/1/46	5,000	6,110
Series V1, 5% 5/1/49	10,000	15,894
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	860
4% 9/1/21	1,000	1,000
4% 9/1/22	740	740
4% 9/1/23	1,080	1,080
4% 9/1/24	1,125	1,125
5% 9/1/19 (Escrowed to Maturity)	400	400
5% 9/1/39	5,000	5,000
California Gen. Oblig.:
Series 2004, 5.25% 12/1/33	105	105
Series 2007:
5.625% 5/1/20	85	85
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 4/1/35	3,500	3,872
5.5% 4/1/28	5	5
5.5% 4/1/30	25	25
5.5% 11/1/34	2,535	2,552
5.5% 11/1/39	1,810	1,822
6% 3/1/33	16,330	16,726
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	11,000	11,078
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,787
5% 11/15/23	2,000	2,222
(Lucile Salter Packrd Chil Hosp. Proj.) Series 2017 A, 5% 11/15/42	1,750	2,158
(Providence Health and Svcs. Proj.) Series 2009 B, 5.5% 10/1/39	2,000	2,007
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,024
(Stanford Health Proj.) Series 2017 A:
5% 11/15/35	3,405	4,300
5% 11/15/36	5,000	6,285
5% 11/15/37	3,000	3,752
Bonds (Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (a)	8,190	8,559
Series 2008 A3, 5.5% 11/15/40 (Pre-Refunded to 11/15/21 @ 100)	3,090	3,399
Series 2011 A, 5% 3/1/20	3,250	3,309
Series 2011 D:
5% 8/15/22	900	972
5% 8/15/23	700	756
5% 8/15/25	2,000	2,155
Series 2017 A, 5% 11/15/32	1,400	1,796
Series 2018 A, 5% 11/15/27	500	654
California Infrastructure & Econ. Dev. Bank Rev. (Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,083
5% 12/1/32	1,000	1,003
5% 12/1/42	2,185	2,191
California Muni. Fin. Auth.:
(Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/32	2,750	3,463
5% 6/1/33	2,320	2,906
5% 6/1/34	5,290	6,586
5% 6/1/35	5,110	6,344
5% 6/1/36	5,830	7,220
5% 6/1/37	3,000	3,698
Series 2019 A, 2.65% 8/1/36	10,000	10,472
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/25	305	368
5% 10/1/26	715	883
5% 10/1/28	2,130	2,655
5% 10/1/32	1,000	1,222
(Channing House Proj.) Series 2017 A:
4% 5/15/29	2,000	2,360
4% 5/15/30	1,575	1,849
4% 5/15/31	2,150	2,512
4% 5/15/32	1,000	1,165
5% 5/15/33	895	1,110
5% 5/15/34	1,000	1,236
(Institute On Aging Proj.) Series 2017:
5% 8/15/27	230	299
5% 8/15/29	245	316
5% 8/15/30	225	287
5% 8/15/33	750	935
5% 8/15/36	1,435	1,772
(LINXS APM Proj.) Series 2018 A:
5% 12/31/33 (b)	4,000	4,980
5% 12/31/34 (b)	3,000	3,723
5% 12/31/35 (b)	2,500	3,094
5% 12/31/37 (b)	4,000	4,906
5% 12/31/38 (b)	5,000	6,114
5% 12/31/43 (b)	6,000	7,262
5% 12/31/47 (b)	5,000	6,016
(Pomona College Proj.) Series 2017:
4% 1/1/37	1,250	1,448
4% 1/1/38	1,500	1,732
5% 1/1/32	1,000	1,283
5% 1/1/33	500	638
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/27	1,000	1,276
5% 6/1/28	1,000	1,268
5% 6/1/30	1,555	1,955
5% 6/1/32	1,000	1,239
5% 6/1/33	1,000	1,234
5% 6/1/35	1,000	1,224
5% 6/1/43	3,750	4,510
Series 2016 A, 5% 11/1/36 (c)	1,000	1,165
Series 2017 A:
5% 7/1/29	575	709
5% 7/1/31	1,000	1,220
5% 7/1/32	1,400	1,702
5% 7/1/33	1,000	1,213
5% 7/1/34	1,395	1,686
5% 7/1/35	1,500	1,806
5% 7/1/36	1,500	1,799
5% 7/1/37	1,250	1,493
Series 2017 B:
5% 7/1/28	1,250	1,547
5% 7/1/29	1,300	1,602
5% 7/1/30	750	920
5% 7/1/31	800	976
5% 7/1/32	1,385	1,683
Series 2017:
5% 10/1/27	500	628
5% 10/1/36	1,250	1,512
5% 10/1/37	500	603
5% 10/1/39	1,750	2,100
Series 2018:
5% 10/1/31	200	252
5% 10/1/32	225	282
5% 10/1/33	225	282
5% 10/1/34	225	280
5% 10/1/35	225	280
5% 10/1/36	250	310
5% 10/1/37	550	678
5% 10/1/38	300	369
Series 2019 A:
5% 4/1/30	3,000	3,887
5% 4/1/31	2,000	2,566
5% 4/1/32	3,000	3,816
5% 4/1/35	1,780	2,239
5% 4/1/36	1,125	1,412
5% 4/1/37	1,475	1,844
5% 4/1/40	2,500	3,092
5% 4/1/41	2,865	3,542
Series 2019:
5% 7/1/34	825	1,067
5% 7/1/39	1,000	1,273
5% 7/1/49	2,100	2,624
California Muni. Fin. Auth. Sr Living Series 2019:
5% 11/15/39	1,155	1,385
5% 11/15/49	2,500	2,956
California Muni. Fin. Auth. Student Hsg.:
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/26	4,210	5,151
5% 5/15/27	4,635	5,783
5% 5/15/34	10,000	12,415
5% 5/15/36	10,000	12,322
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018:
5% 5/15/33	1,345	1,676
5% 5/15/35	1,955	2,416
5% 5/15/36	1,500	1,848
5% 5/15/43	1,500	1,814
(CHF-Riverside II, LLC-UCR North District Phase I Student Hsg. Proj.) Series 2019:
5% 5/15/49	3,500	4,279
5% 5/15/52	2,500	3,051
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2010 A, 1.55%, tender 11/1/19 (a)(b)(c)	7,000	7,001
Series 2017 A1, 1.5%, tender 10/15/19 (a)(b)(c)	4,000	4,000
(Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (a)(b)	7,500	8,107
California Pub. Fin. Auth. Univ. H (Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (c)	1,550	1,678
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	7,965
(Dept. of Corrections & Rehab. Proj.) Series 2011 C:
5% 10/1/27	9,530	10,292
5.25% 10/1/24	4,170	4,530
5.25% 10/1/25	2,875	3,123
5.75% 10/1/31	4,000	4,379
(Various California State Univ. Proj.) Series 2012 D:
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,700	1,911
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,865	2,096
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,100
5% 4/1/25	5,300	5,831
Series 2012 G, 5% 11/1/25	2,500	2,805
Series 2016 D, 4% 4/1/33	1,660	1,909
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/22	3,000	3,270
5% 12/1/23	2,800	3,046
California State Univ. Rev. Bonds Series 2016 B1, 1.6%, tender 11/1/26 (a)	5,000	5,102
California Statewide Cmntys. Dev. Auth.:
Series 2016:
5% 5/15/34	1,250	1,492
5% 5/15/35	4,725	5,629
5% 5/15/40	2,250	2,649
Series 2017, 5% 5/15/47	1,000	1,191
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
5% 1/1/33	1,595	1,963
5% 1/1/38	3,240	3,912
5% 1/1/43	7,300	8,721
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,138
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/27	245	307
5% 7/1/28	660	843
5% 7/1/29	695	886
5% 7/1/30	730	925
5% 7/1/31	765	960
5% 7/1/32	805	1,007
5% 7/1/33	845	1,054
5% 7/1/34	885	1,101
5% 7/1/35	925	1,147
5% 7/1/36	500	617
5% 7/1/37	650	799
5% 7/1/38	500	613
5% 7/1/43	1,250	1,523
5% 7/1/48	9,000	10,925
(Lancer Edl. Student Hsg. Proj.) Series 2019 A:
5% 6/1/34 (c)	375	449
5% 6/1/39 (c)	475	560
5% 6/1/51 (c)	1,440	1,674
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42 (Pre-Refunded to 8/15/20 @ 100)	2,120	2,222
(Viamonte Sr. Living 1 Proj.) Series 2018 B, 3% 7/1/27	3,000	3,066
Series 2016:
5% 10/1/26	1,125	1,384
5% 10/1/27	2,360	2,900
5% 10/1/28	1,230	1,507
5% 10/1/29	675	824
5% 10/1/30	1,100	1,336
5% 10/1/33	1,850	2,229
Series 2017 A:
5% 11/1/32 (c)	1,135	1,361
5% 11/1/41 (c)	1,875	2,193
Series 2018 A, 5% 3/1/42	7,500	9,161
5.375% 6/1/26 (Pre-Refunded to 6/1/21 @ 100)	2,520	2,717
6% 6/1/33 (Pre-Refunded to 6/1/21 @ 100)	3,020	3,288
Carlsbad Unified School District:
Series 2009 B, 6% 5/1/34 (Pre-Refunded to 5/1/24 @ 100)	5,300	6,547
Series 2017 A:
4% 5/1/31	1,500	1,797
4% 5/1/32	1,150	1,363
4% 5/1/33	1,375	1,614
4% 5/1/34	1,375	1,603
Chaffey Unified High School District Series 2017 C, 5.25% 8/1/47	6,460	8,004
Corona-Norco Unified School District Series 2013 A:
5% 9/1/25	645	736
5% 9/1/28	1,250	1,424
5% 9/1/32	1,125	1,279
5% 9/1/35	585	664
Ctr. Unified School District Series 1997 C, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,985
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,292
5% 6/1/28	2,000	2,288
5% 6/1/29	1,650	1,886
5% 6/1/30	2,500	2,852
5% 6/1/31	1,750	1,994
El Camino Hosp. District Series 2006:
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,251
0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,435	2,073
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,514
El Dorado Irr. Distr. Rev. Series 2016 C, 5% 3/1/36	330	399
Elk Grove Fin. Auth. Spl. Tax Rev.:
(Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/41	4,500	5,211
Series 2015:
5% 9/1/27	1,940	2,347
5% 9/1/28	4,125	4,989
5% 9/1/29	4,325	5,224
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,367
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	2,102
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,935
Series 2016:
5% 9/1/27	1,875	2,263
5% 9/1/28	1,500	1,805
5% 9/1/29	2,000	2,395
5% 9/1/30	1,720	2,048
5% 9/1/31	2,500	2,965
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,484
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,529
0% 10/1/25 (AMBAC Insured)	1,665	1,494
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	978
Escondido Union High School District Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	4,215
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	2,534
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,299
Foothill-De Anza Cmnty. College District Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,705
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 2015 A, 0% 1/15/33 (FSA Insured)	9,000	6,442
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (AMBAC Insured)	5,390	4,767
Series 2013 A, 5% 6/1/30	6,000	6,860
Series 2015 A, 5% 6/1/33	2,305	2,758
Series 2017 A1:
5% 6/1/21	2,000	2,128
5% 6/1/22	2,000	2,194
5% 6/1/23	2,000	2,253
5% 6/1/24	3,000	3,454
5% 6/1/25	3,000	3,530
5% 6/1/26	3,000	3,596
5% 6/1/29	5,000	6,039
Series A, 0% 6/1/24 (AMBAC Insured)	8,030	7,529
Irvine Reassessment District 12-1 Ltd. Oblig.:
Series 2019:
4% 9/2/38	1,000	1,169
4% 9/2/39	1,000	1,164
5% 9/2/44	2,545	3,213
4% 9/2/21	1,750	1,852
5% 9/2/23	1,000	1,117
5% 9/2/24	825	952
5% 9/2/25	500	557
5% 9/2/26	800	920
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/25	1,700	2,034
5% 9/1/26	1,860	2,215
5% 9/1/27	1,725	2,050
5% 9/1/28	1,000	1,187
5% 9/1/29	1,250	1,481
Series 2013 A:
5% 9/1/24	3,830	4,424
5% 9/1/25	4,085	4,700
5% 9/1/26	4,105	4,706
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	1,931
5% 8/15/28	1,960	2,142
5% 8/15/29	4,225	4,618
5% 8/15/30	4,555	4,973
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	420
5% 8/1/22	450	467
5% 8/1/23	485	503
5% 8/1/24	1,000	1,037
5% 8/1/26	1,370	1,420
5% 8/1/28	760	788
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,114
5% 8/1/25	1,000	1,114
5% 8/1/26	1,000	1,114
5% 8/1/27	1,000	1,113
5% 8/1/28	1,000	1,113
5% 8/1/29	1,000	1,112
5% 8/1/30	1,000	1,111
5% 8/1/31	1,000	1,109
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,100
Long Beach Cmnty. College:
0% 6/1/28 (FSA Insured)	2,995	2,576
0% 6/1/31 (FSA Insured)	8,285	6,496
Long Beach Hbr. Rev.:
Series 2010 B, 5% 5/15/22	2,735	2,813
Series 2017 A:
5% 5/15/26 (b)	1,110	1,374
5% 5/15/27 (b)	2,000	2,535
5% 5/15/29 (b)	1,350	1,698
5% 5/15/30 (b)	1,300	1,624
5% 5/15/31 (b)	2,400	2,981
5% 5/15/32 (b)	1,760	2,178
5% 5/15/33 (b)	1,350	1,667
5% 5/15/34 (b)	1,650	2,028
5% 5/15/35 (b)	2,500	3,067
5% 5/15/36 (b)	3,000	3,671
5% 5/15/37 (b)	2,755	3,357
Series 2019 A, 5% 5/15/44	10,000	12,782
Long Beach Unified School District Series 2009:
5.25% 8/1/33	410	411
5.75% 8/1/33	170	171
Los Angeles Cmnty. College District:
Series 2010 C, 5.25% 8/1/39 (Pre-Refunded to 8/1/20 @ 100)	1,300	1,351
Series 2015 A, 5% 8/1/29	7,000	8,311
Series 2017 J, 4% 8/1/33	2,500	2,955
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,813
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.) 5% 3/1/23	1,600	1,825
(Disney Parking Proj.) 0% 3/1/20	1,000	994
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,508
Los Angeles Dept. Arpt. Rev.:
Series 2015 A:
5% 5/15/24 (b)	795	932
5% 5/15/25 (b)	2,250	2,710
5% 5/15/26 (b)	1,705	2,049
5% 5/15/27 (b)	1,250	1,496
5% 5/15/28 (b)	1,250	1,491
5% 5/15/29 (b)	1,575	1,873
5% 5/15/30 (b)	1,400	1,659
Series 2015 D:
5% 5/15/23 (b)	1,390	1,580
5% 5/15/28 (b)	1,950	2,326
5% 5/15/29 (b)	2,550	3,033
5% 5/15/30 (b)	2,000	2,370
5% 5/15/31 (b)	2,540	2,999
5% 5/15/41 (b)	3,240	3,760
Series 2016 A:
5% 5/15/29 (b)	2,500	3,044
5% 5/15/30 (b)	2,500	3,031
5% 5/15/31 (b)	3,000	3,622
5% 5/15/32 (b)	3,700	4,455
5% 5/15/33 (b)	2,000	2,404
5% 5/15/35 (b)	2,000	2,394
5% 5/15/42 (b)	7,500	8,878
Series 2016 B:
5% 5/15/22 (b)	1,000	1,100
5% 5/15/26 (b)	1,600	1,973
5% 5/15/27 (b)	1,000	1,226
5% 5/15/36 (b)	3,600	4,299
5% 5/15/41 (b)	3,750	4,445
Series 2017 B:
5% 5/15/23 (b)	1,000	1,136
5% 5/15/24 (b)	1,500	1,756
5% 5/15/25 (b)	1,750	2,105
Series 2018 D, 5% 5/15/48 (b)	2,000	2,466
Series 2018, 5% 5/15/43 (b)	10,000	12,419
Series 2019 A, 5% 5/15/49 (b)	4,950	6,095
Series 2019 D, 5% 5/15/49 (b)	4,000	4,882
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev. 4.75% 10/15/20 (Escrowed to Maturity)	65	65
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2015 A:
5% 7/1/28	3,400	4,093
5% 7/1/30	6,000	7,192
Series 2016 B, 5% 7/1/42	4,595	5,506
Series 2019 A, 5% 7/1/45	10,000	12,626
Los Angeles Hbr. Dept. Rev. Series 2016 A, 5% 8/1/24 (b)	1,500	1,766
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 C, 5% 3/1/26	3,000	3,295
Series 2014 A:
5% 5/1/24	325	385
5% 5/1/25	540	639
5% 5/1/29	500	587
5% 5/1/30	1,000	1,170
5% 5/1/31	1,555	1,812
Series 2014 B:
5% 5/1/24	200	237
5% 5/1/25	225	266
5% 5/1/29	500	587
5% 5/1/30	400	468
5% 5/1/31	400	466
Series 2016 B, 5% 11/1/36	1,500	1,841
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 5% 6/1/28	4,800	5,325
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	230	241
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36 (Pre-Refunded to 3/15/20 @ 100)	3,425	3,505
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,059
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,956
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,564
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	1,490	1,557
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	965	1,008
Modesto Irrigation District Fing. Auth. Series 2019 A, 5% 10/1/39	1,500	1,917
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,818
Montebello Pub. Fing. Auth. (Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A:
5% 6/1/30	1,640	2,003
5% 6/1/31	500	606
5% 6/1/32	500	603
5% 6/1/33	1,800	2,163
5% 6/1/34	1,345	1,609
5% 6/1/35	1,895	2,263
5% 6/1/36	2,000	2,385
5% 6/1/41	6,155	7,251
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,306
Muroc Jt Unified School District Series 2016 B, 5.25% 8/1/47	4,375	5,485
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,825
5% 9/1/25	1,000	1,105
5% 9/1/26	1,155	1,276
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	3,750
Series 2015:
4% 9/1/24 (FSA Insured)	330	379
5% 9/1/25 (FSA Insured)	680	820
5% 9/1/26 (FSA Insured)	500	598
5% 9/1/26 (FSA Insured)	1,500	1,795
5% 9/1/27 (FSA Insured)	455	542
North City West School Facilities Fing. Auth. Spl. Tax Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,782
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	2,370	2,597
Northern California Transmission Agcy. Rev.:
5% 5/1/36	2,390	2,885
5% 5/1/38	1,500	1,801
5% 5/1/39	1,500	1,800
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,755	4,242
Oakland Gen. Oblig.:
Series 2012, 5% 1/15/25	3,460	3,650
Series 2015 A:
5% 1/15/28	1,225	1,499
5% 1/15/29	1,650	2,013
5% 1/15/30	1,665	2,022
5% 1/15/31	1,520	1,832
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	425	441
Oakland Unified School District Alameda County:
Series 2013:
6.25% 8/1/30 (Pre-Refunded to 8/1/21 @ 100)	1,500	1,653
6.625% 8/1/38 (Pre-Refunded to 8/1/21 @ 100)	5,000	5,544
Series 2015 A:
5% 8/1/30	1,250	1,500
5% 8/1/30 (FSA Insured)	1,570	1,894
5% 8/1/40	3,500	4,104
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,221
5% 2/1/23	5,000	5,474
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	3,948
Orange County San District Waste Series 2016 A:
5% 2/1/35	5,490	6,690
5% 2/1/36	6,630	8,062
Palmdale Elementary School District Spl. Tax Series 2017 A, 5% 8/1/41 (FSA Insured)	1,275	1,536
Palomar Cmnty. College District Series 2017, 5% 8/1/35	1,410	1,773
Palomar Health Rev.:
Series 2016, 5% 11/1/36	12,970	15,142
Series 2017, 5% 11/1/42	3,000	3,533
Palomar Pomerado Health Series 2004 A, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,870	4,260
Perris Union High School District Series A, 4% 9/1/48 (FSA Insured)	11,000	12,661
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,980
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	978
Pomona Calif Wtsw Rev. (Wtr. Facilities Proj.) Series 2017, 4% 5/1/37	4,335	4,948
Port of Oakland Rev.:
Series 2011 O, 5% 5/1/22 (b)	4,500	4,775
Series 2012 P:
5% 5/1/22 (b)	4,000	4,389
5% 5/1/24 (b)	2,820	3,094
Series 2017 D:
5% 11/1/25 (b)	5,135	6,266
5% 11/1/26 (b)	2,285	2,858
5% 11/1/27 (b)	4,000	5,115
5% 11/1/28 (b)	4,925	6,261
5% 11/1/29 (b)	4,200	5,315
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	3,092
5% 6/15/28	2,190	2,710
5% 12/15/28	2,200	2,720
5% 12/15/29	4,825	5,943
5% 12/15/30	3,500	4,750
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	9,845
Series 2011, 0% 8/1/46	10,150	4,697
Series B:
0% 8/1/33	4,840	3,617
0% 8/1/35	9,000	6,326
0% 8/1/37	6,325	4,163
0% 8/1/41	5,130	2,950
Poway Unified School District Pub. Fing.:
5% 9/15/26	935	1,081
5% 9/1/30	1,495	1,740
5% 9/1/31	1,260	1,461
5% 9/1/32	1,795	2,077
5% 9/1/33	2,740	3,162
5% 9/1/34	1,225	1,411
5% 9/1/35	1,580	1,816
5% 9/1/36	3,395	3,891
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/25 (FSA Insured)	1,740	2,074
5% 9/1/26 (FSA Insured)	1,350	1,601
5% 9/1/27 (FSA Insured)	1,700	2,012
5% 9/1/28 (FSA Insured)	1,700	2,007
5% 9/1/29 (FSA Insured)	1,850	2,175
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	4,769
Richmond Wastewtr. Rev. Series 2019 A:
4% 8/1/49	4,000	4,586
5% 8/1/39	390	501
5% 8/1/44	2,135	2,702
Riverside County Trans. Commission Toll Rev. Series 2013 A:
5.75% 6/1/44	2,500	2,797
5.75% 6/1/48	5,000	5,583
Riverside Elec. Rev. Series 2019 A, 5% 10/1/43	3,840	4,892
Riverside Swr. Rev. Series 2015 A:
5% 8/1/26	1,710	2,104
5% 8/1/27	1,725	2,119
5% 8/1/28	1,935	2,372
5% 8/1/29	2,330	2,850
Rocklin Unified School District Series 2002:
0% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,610	2,478
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	5,953
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	6,176
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,834
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	5,720
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,580
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,653
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	735	754
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	5,164
Sacramento County Arpt. Sys. Rev.:
Series 2016 B:
5% 7/1/35	790	956
5% 7/1/36	2,000	2,416
5% 7/1/41	6,430	7,691
Series 2018 C:
5% 7/1/34 (b)	4,000	4,979
5% 7/1/35 (b)	5,000	6,206
5% 7/1/36 (b)	7,500	9,283
Series 2018 E:
5% 7/1/33	1,300	1,656
5% 7/1/34	1,000	1,270
5% 7/1/35	1,000	1,266
Sacramento Muni. Util. District Elec. Rev.:
Series 2012 Y, 5% 8/15/27	2,800	3,132
Series 2013 A, 5% 8/15/41	2,810	3,217
Series 2016 D, 5% 8/15/28	2,500	3,347
Sacramento TOT Rev. Series A:
5% 6/1/34	700	886
5% 6/1/35	2,065	2,606
5% 6/1/36	2,215	2,782
5% 6/1/37	2,405	3,011
5% 6/1/38	1,240	1,546
5% 6/1/43	6,000	7,380
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	9,722
(Med. Ctr. Fing. Proj.) 5.5% 8/1/22 (Escrowed to Maturity)	10,000	11,041
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,268
5% 8/1/24 (FSA Insured)	1,250	1,440
5% 8/1/25 (FSA Insured)	2,000	2,299
5% 8/1/27 (FSA Insured)	2,000	2,292
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A, 1.8% 11/15/27	7,505	7,642
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/29	1,650	2,099
5% 7/1/31	2,000	2,517
5% 7/1/33	1,735	2,173
5% 7/1/34	1,380	1,723
5% 7/1/35	1,500	1,868
5% 7/1/36	1,980	2,456
5% 7/1/38	2,000	2,465
5% 7/1/42	5,000	6,100
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,642
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
(Sub Lien Proj.):
Series 2017 B:
5% 7/1/24 (b)	1,000	1,175
5% 7/1/25 (b)	515	623
5% 7/1/27 (b)	500	636
5% 7/1/28 (b)	1,000	1,268
5% 7/1/29 (b)	1,725	2,177
5% 7/1/30 (b)	2,915	3,659
5% 7/1/31 (b)	1,250	1,561
5% 7/1/32 (b)	1,300	1,617
5% 7/1/33 (b)	1,330	1,650
5% 7/1/34 (b)	1,000	1,237
5% 7/1/36 (b)	1,500	1,846
5% 7/1/37 (b)	750	920
5% 7/1/47 (b)	5,250	6,335
Series A, 5% 7/1/26 (b)	400	497
Series 2013 B, 5% 7/1/38 (b)	7,000	7,827
Series 2017A, 5% 7/1/42	5,810	7,112
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
(Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,890
Series 2015 A, 5% 10/15/44	4,005	4,775
Series 2016:
5% 10/15/29	2,000	2,461
5% 10/15/30	1,000	1,227
5% 10/15/31	650	794
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	2,441
Series 2008 C, 0% 7/1/37	1,300	858
Series 2008 E, 0% 7/1/47 (d)	8,700	7,608
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2014 A:
5% 5/1/40 (b)	1,865	2,120
5% 5/1/44 (b)	8,390	9,511
Series 2016 B:
5% 5/1/41 (b)	9,695	11,469
5% 5/1/46 (b)	23,000	27,057
Series 2017 A, 5% 5/1/42 (b)	3,000	3,606
Series 2019 A:
5% 5/1/36 (b)	10,000	12,606
5% 1/1/47 (b)	3,005	3,659
Series 2019 B, 5% 5/1/49	5,000	6,271
5% 5/1/28	2,280	2,857
5% 5/1/29	1,225	1,530
5% 5/1/30	330	410
5% 5/1/32	1,000	1,231
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
5% 8/1/23	1,000	1,100
5% 8/1/24	750	824
San Jacinto Unified School District Series 2014:
5% 8/1/25 (FSA Insured)	875	1,034
5% 8/1/26 (FSA Insured)	1,055	1,243
5% 8/1/27 (FSA Insured)	1,250	1,469
5% 8/1/28 (FSA Insured)	1,250	1,464
5% 8/1/29 (FSA Insured)	3,150	3,703
5% 8/1/30 (FSA Insured)	4,070	4,779
5% 8/1/31 (FSA Insured)	650	762
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	3,656
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	4,027
5% 6/1/26	3,000	3,449
San Jose Int. Arpt. Rev.:
Series 2017 A:
5% 3/1/27 (b)	2,480	3,109
5% 3/1/29 (b)	710	883
5% 3/1/31 (b)	1,100	1,354
5% 3/1/32 (b)	850	1,042
5% 3/1/33 (b)	1,095	1,339
5% 3/1/34 (b)	1,250	1,524
5% 3/1/35 (b)	3,460	4,208
5% 3/1/36 (b)	2,250	2,730
5% 3/1/37 (b)	2,250	2,723
5% 3/1/41 (b)	10,235	12,273
Series 2017 B:
5% 3/1/29	200	255
5% 3/1/30	250	317
5% 3/1/32	235	294
5% 3/1/33	250	311
5% 3/1/34	500	619
5% 3/1/37	3,000	3,686
San Luis Obispo Cmnty. College District Series B, 4% 8/1/43	4,700	5,369
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/27	1,650	2,037
5% 10/1/29	675	826
5% 10/1/30	2,000	2,436
5% 10/1/31	2,310	2,802
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38 (Pre-Refunded to 8/1/21 @ 100)	5,000	5,397
Series 2010 B, 0% 8/1/47	9,000	4,195
San Mateo County Cmnty. College District Series 2019:
5% 9/1/36	1,000	1,334
5% 9/1/37	1,000	1,329
5% 9/1/38	760	1,007
5% 9/1/39	1,000	1,318
5% 9/1/40	1,100	1,442
San Mateo County Joint Powers Fing. Auth.:
(Cap. Projs.) Series 2009 A, 5.25% 7/15/24	5,280	5,362
Series 2019 A:
5% 7/15/24 (e)	4,000	4,725
5% 7/15/26 (e)	4,000	5,013
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	8,000	10,217
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,904
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,371
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,355
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	825	966
5% 6/15/26 (FSA Insured)	860	1,005
5% 6/15/27 (FSA Insured)	1,770	2,065
5% 6/15/28 (FSA Insured)	1,865	2,169
5% 6/15/29 (FSA Insured)	1,780	2,063
5% 6/15/30 (FSA Insured)	1,150	1,331
5% 6/15/31 (FSA Insured)	1,000	1,155
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	925	976
Santa Ana Unified School District Series 2019 A, 4% 8/1/48	5,500	6,241
Santa Barbara Fing. Auth. (Arpt. Proj.) Series 2019:
5% 4/1/30	1,000	1,345
5% 4/1/32	1,365	1,811
5% 4/1/34	1,000	1,313
5% 4/1/36	2,135	2,781
5% 4/1/37	1,000	1,297
5% 4/1/38	845	1,092
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,269
Santa Monica Pub. Fin. Rev.:
(City Svcs. Bldg. Proj.) Series 2017:
4% 7/1/39	790	902
5% 7/1/36	2,380	2,980
5% 7/1/37	1,780	2,223
(Downtown Fire Station Proj.) Series 2018, 5% 7/1/42	1,250	1,538
Santa Monica-Malibu Unified School District Series 2017 C:
4% 7/1/36	435	501
4% 7/1/37	475	545
4% 7/1/38	450	515
4% 7/1/39	550	628
5% 7/1/30	250	321
5% 7/1/31	350	445
5% 7/1/32	255	323
5% 7/1/33	250	316
5% 7/1/34	315	397
5% 7/1/35	400	503
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,985
0% 9/1/22 (AMBAC Insured)	2,900	2,787
0% 9/1/25 (AMBAC Insured)	6,800	6,204
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	894
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	2,856
South Bayside Waste Mgmt. Auth.:
Series 2019 A, 5% 9/1/42 (FSA Insured)	1,300	1,660
Series 2019 B:
5% 9/1/20 (b)	850	881
5% 9/1/21 (b)	1,245	1,336
5% 9/1/24 (b)	440	519
South Orange County Pub. Fin. Auth. Series 2016:
5% 4/1/34	2,000	2,432
5% 4/1/36	3,000	3,625
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,098
5% 8/15/26	1,975	2,172
5% 8/15/27	700	769
5% 8/15/28	1,000	1,097
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	2,197
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
4% 10/1/37	2,000	2,274
5% 10/1/35	1,000	1,268
5% 10/1/36	1,585	2,001
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	357
5% 8/1/25 (FSA Insured)	750	890
5% 8/1/27 (FSA Insured)	265	313
5% 8/1/28 (FSA Insured)	510	600
5% 8/1/38 (FSA Insured)	2,500	2,884
5% 8/1/42 (FSA Insured)	4,650	5,333
5% 7/1/23 (FSA Insured)	1,270	1,411
5% 7/1/24 (FSA Insured)	1,350	1,499
5% 7/1/25 (FSA Insured)	1,060	1,175
5% 7/1/26 (FSA Insured)	1,110	1,229
5% 7/1/27 (FSA Insured)	1,065	1,177
5% 1/1/29 (FSA Insured)	600	661
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/24 (FSA Insured)	2,440	2,877
5% 9/1/25 (FSA Insured)	3,500	4,238
5% 9/1/27 (FSA Insured)	4,000	4,936
5% 9/1/28 (FSA Insured)	3,500	4,313
5% 9/1/29 (FSA Insured)	2,000	2,461
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,780	5,991
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,019
Tulare Swr. Rev. Series 2015:
5% 11/15/24 (FSA Insured)	820	982
5% 11/15/25 (FSA Insured)	800	991
5% 11/15/26 (FSA Insured)	965	1,190
5% 11/15/27 (FSA Insured)	1,500	1,844
5% 11/15/28 (FSA Insured)	1,165	1,429
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	10,542
Union Elementary School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,921
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	7,300	8,145
Univ. of California Revs.:
Bonds Series 2016 AT, 1.4%, tender 5/15/21 (a)	3,000	3,005
Series 2017 AV, 5% 5/15/34	2,000	2,532
Series 2019 BB, 5% 5/15/49	2,000	2,526
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
4% 1/1/35	1,000	1,101
4% 1/1/36	1,000	1,098
5% 1/1/30	1,285	1,570
5% 1/1/31	1,350	1,641
5% 1/1/32	1,400	1,694
5% 1/1/33	2,835	3,422
5% 1/1/34	2,230	2,687
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured)	930	1,077
5% 8/1/26 (Build America Mutual Assurance Insured)	1,295	1,545
5% 8/1/30	6,710	7,910
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,126
5% 11/1/25	1,000	1,126
5% 11/1/26	1,000	1,124
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	2,341
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,865	2,257
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,008
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,812
5.5% 8/1/38	1,500	1,790
5.5% 8/1/40	5,000	5,959
Washington Township Health Care District Rev.:
Series 2010 A, 5.5% 7/1/38	3,100	3,204
Series 2017 B:
5% 7/1/30	2,500	3,051
5% 7/1/32	1,350	1,635
5% 7/1/33	1,000	1,206
Series 2019 A:
5% 7/1/30	1,000	1,262
5% 7/1/31	875	1,098
5% 7/1/32	890	1,113
5% 7/1/36	750	925
West Contra Costa Unified School District:
Series 2012 D, 0% 8/1/33 (FSA Insured)	1,675	1,226
Series 2012, 5% 8/1/32	8,265	9,141
Series 2014 A:
5% 8/1/23	365	422
5% 8/1/25	2,555	3,048
5% 8/1/26	2,550	3,034
5% 8/1/27	1,150	1,365
5% 8/1/28	1,000	1,183
5% 8/1/29	1,675	1,974
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,756
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,257
Yosemite Cmnty. College District Series 2010 D, 0% 8/1/31	5,025	3,935
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	2,038

TOTAL CALIFORNIA		2,093,974

Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.375% 10/1/43 (b)	480	562
Series C, 5% 10/1/21 (b)	1,215	1,258

TOTAL GUAM		1,820

TOTAL MUNICIPAL BONDS
(Cost $1,904,943)		2,095,794

Municipal Notes - 5.9%
California - 5.9%
California Fin. Auth. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2007, 1.3% 9/3/19, VRDN (a)(b)	3,000	$3,000
California Gen. Oblig. Participating VRDN:
Series Floaters XF 10 38, 1.45% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	5,500	5,500
Series Spears DB 80 17, 1.5% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	4,290	4,290
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series Floaters XG 00 48, 1.45% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	9,000	9,000
Series Floaters XG 00 49, 1.45% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,700	1,700
California Muni. Fin. Auth. Rev. (Chevron U.S.A., Inc. Proj.) Series 2010 A, 1.24% 9/3/19, VRDN (a)	2,000	2,000
California Poll. Cont. Fing. Auth. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001, 1.3% 9/3/19, VRDN (a)(b)	6,500	6,500
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Irvine Apt. Cmntys. LP Proj.) Series 2001 W2, 1.4% 9/3/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,200	6,200
Participating VRDN Series Floaters XF 10 82, 1.75% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	14,625	14,625
Dignity Health Participating VRDN Series DBE 80 11, 1.57% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	14,700	14,700
Hbr. Park Apts. Lp Participating VRDN Series Spears DBE 80 14, 1.7% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	6,045	6,045
Los Angeles Gen. Oblig. TRAN Series 2019, 5% 6/25/20	15,000	15,482
Los Angeles Multi-family Hsg. Rev. Series 1994 A, 1.35% 9/3/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,200	1,200
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XM 06 75, 1.6% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	8,250	8,250
Series Floaters ZF 26 76, 1.55% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	12,185	12,185
Series XM 07 49, 1.5% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(f)(g)	5,000	5,000
Univ. of California Revs.:
Participating VRDN Series Spears DB 80 20, 1.5% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	5,710	5,710
Series 2013 AL 4, 1.25% 9/3/19, VRDN (a)	3,100	3,100
Wilshire Vermont Station Apts Participating VRDN Series Spears DBE 80 16, 1.7% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(g)	8,800	8,800
TOTAL MUNICIPAL NOTES
(Cost $133,263)		133,287
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $2,038,206)		2,229,081
NET OTHER ASSETS (LIABILITIES) - 0.8%		17,088
NET ASSETS - 100%		$2,246,169

Security Type Abbreviations

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,081,000 or 1.1% of net assets.

 (d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	30.2%
Transportation	22.4%
Health Care	9.9%
Special Tax	9.5%
Education	9.1%
Others* (Individually Less Than 5%)	18.9%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,038,206)		$2,229,081
Cash		4,149
Receivable for investments sold		2,721
Receivable for fund shares sold		4,133
Interest receivable		21,777
Prepaid expenses		5
Other receivables		2
Total assets		2,261,868
Liabilities
Payable for investments purchased on a delayed delivery basis	$8,910
Payable for fund shares redeemed	939
Distributions payable	4,943
Accrued management fee	657
Distribution and service plan fees payable	32
Other affiliated payables	171
Other payables and accrued expenses	47
Total liabilities		15,699
Net Assets		$2,246,169
Net Assets consist of:
Paid in capital		$2,056,569
Total distributable earnings (loss)		189,600
Net Assets		$2,246,169
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($52,638 ÷ 3,913.8 shares)		$13.45
Maximum offering price per share (100/96.00 of $13.45)		$14.01
Class M:
Net Asset Value and redemption price per share ($9,432 ÷ 699.5 shares)		$13.48
Maximum offering price per share (100/96.00 of $13.48)		$14.04
Class C:
Net Asset Value and offering price per share ($22,830 ÷ 1,700.4 shares)(a)		$13.43
California Municipal Income:
Net Asset Value, offering price and redemption price per share ($2,064,429 ÷ 153,716.5 shares)		$13.43
Class I:
Net Asset Value, offering price and redemption price per share ($61,582 ÷ 4,575.5 shares)		$13.46
Class Z:
Net Asset Value, offering price and redemption price per share ($35,258 ÷ 2,620.0 shares)		$13.46

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended August 31, 2019 (Unaudited)
Investment Income
Interest		$34,211
Expenses
Management fee	$3,701
Transfer agent fees	798
Distribution and service plan fees	188
Accounting fees and expenses	189
Custodian fees and expenses	7
Independent trustees' fees and expenses	4
Registration fees	86
Audit	28
Legal	4
Miscellaneous	10
Total expenses before reductions	5,015
Expense reductions	(6)
Total expenses after reductions		5,009
Net investment income (loss)		29,202
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,977
Total net realized gain (loss)		1,977
Change in net unrealized appreciation (depreciation) on investment securities		105,306
Net gain (loss)		107,283
Net increase (decrease) in net assets resulting from operations		$136,485

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,202	$56,928
Net realized gain (loss)	1,977	(1,420)
Change in net unrealized appreciation (depreciation)	105,306	15,097
Net increase (decrease) in net assets resulting from operations	136,485	70,605
Distributions to shareholders	(29,181)	(57,016)
Share transactions - net increase (decrease)	194,933	(46,339)
Total increase (decrease) in net assets	302,237	(32,750)
Net Assets
Beginning of period	1,943,932	1,976,682
End of period	$2,246,169	$1,943,932

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity California Municipal Income Fund Class A

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.78	$12.68	$12.79	$13.24	$13.16	$12.63
Income from Investment Operations
Net investment income (loss)B	.162	.339	.340	.363	.390	.397
Net realized and unrealized gain (loss)	.670	.101	(.043)	(.451)	.081	.544
Total from investment operations	.832	.440	.297	(.088)	.471	.941
Distributions from net investment income	(.162)	(.339)	(.339)	(.362)	(.390)	(.411)
Distributions from net realized gain	–	(.001)	(.068)	–	(.001)	–
Total distributions	(.162)	(.340)	(.407)	(.362)	(.391)	(.411)
Redemption fees added to paid in capitalB	–	–	–	–C	–C	–C
Net asset value, end of period	$13.45	$12.78	$12.68	$12.79	$13.24	$13.16
Total ReturnD,E,F	6.55%	3.53%	2.31%	(.70)%	3.66%	7.55%
Ratios to Average Net AssetsG
Expenses before reductions	.79%H	.79%	.80%	.80%	.80%	.79%
Expenses net of fee waivers, if any	.79%H	.79%	.80%	.80%	.80%	.79%
Expenses net of all reductions	.79%H	.79%	.80%	.80%	.80%	.79%
Net investment income (loss)	2.46%H	2.69%	2.62%	2.75%	2.99%	3.07%
Supplemental Data
Net assets, end of period (in millions)	$53	$44	$39	$47	$48	$42
Portfolio turnover rate	10%H	20%	20%	25%	11%	10%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Income Fund Class M

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.81	$12.71	$12.82	$13.28	$13.20	$12.67
Income from Investment Operations
Net investment income (loss)B	.165	.345	.346	.368	.399	.408
Net realized and unrealized gain (loss)	.670	.101	(.043)	(.460)	.080	.543
Total from investment operations	.835	.446	.303	(.092)	.479	.951
Distributions from net investment income	(.165)	(.345)	(.345)	(.368)	(.398)	(.421)
Distributions from net realized gain	–	(.001)	(.068)	–	(.001)	–
Total distributions	(.165)	(.346)	(.413)	(.368)	(.399)	(.421)
Redemption fees added to paid in capitalB	–	–	–	–C	–C	–C
Net asset value, end of period	$13.48	$12.81	$12.71	$12.82	$13.28	$13.20
Total ReturnD,E,F	6.55%	3.57%	2.35%	(.74)%	3.72%	7.61%
Ratios to Average Net AssetsG
Expenses before reductions	.75%H	.75%	.76%	.76%	.74%	.72%
Expenses net of fee waivers, if any	.75%H	.75%	.76%	.76%	.74%	.72%
Expenses net of all reductions	.75%H	.75%	.76%	.76%	.74%	.72%
Net investment income (loss)	2.50%H	2.72%	2.66%	2.79%	3.04%	3.14%
Supplemental Data
Net assets, end of period (in millions)	$9	$9	$8	$9	$8	$7
Portfolio turnover rate	10%H	20%	20%	25%	11%	10%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Income Fund Class C

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.76	$12.66	$12.77	$13.22	$13.14	$12.61
Income from Investment Operations
Net investment income (loss)B	.113	.244	.241	.263	.292	.300
Net realized and unrealized gain (loss)	.670	.100	(.042)	(.451)	.080	.544
Total from investment operations	.783	.344	.199	(.188)	.372	.844
Distributions from net investment income	(.113)	(.243)	(.241)	(.262)	(.291)	(.314)
Distributions from net realized gain	–	(.001)	(.068)	–	(.001)	–
Total distributions	(.113)	(.244)	(.309)	(.262)	(.292)	(.314)
Redemption fees added to paid in capitalB	–	–	–	–C	–C	–C
Net asset value, end of period	$13.43	$12.76	$12.66	$12.77	$13.22	$13.14
Total ReturnD,E,F	6.16%	2.76%	1.54%	(1.46)%	2.88%	6.76%
Ratios to Average Net AssetsG
Expenses before reductions	1.53%H	1.55%	1.56%	1.55%	1.55%	1.54%
Expenses net of fee waivers, if any	1.53%H	1.54%	1.56%	1.55%	1.55%	1.54%
Expenses net of all reductions	1.53%H	1.54%	1.56%	1.55%	1.55%	1.54%
Net investment income (loss)	1.72%H	1.93%	1.87%	2.00%	2.24%	2.32%
Supplemental Data
Net assets, end of period (in millions)	$23	$24	$29	$31	$26	$24
Portfolio turnover rate	10%H	20%	20%	25%	11%	10%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Income Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.76	$12.66	$12.77	$13.22	$13.15	$12.62
Income from Investment Operations
Net investment income (loss)B	.184	.381	.383	.407	.434	.440
Net realized and unrealized gain (loss)	.670	.101	(.042)	(.450)	.070	.543
Total from investment operations	.854	.482	.341	(.043)	.504	.983
Distributions from net investment income	(.184)	(.381)	(.383)	(.407)	(.433)	(.453)
Distributions from net realized gain	–	(.001)	(.068)	–	(.001)	–
Total distributions	(.184)	(.382)	(.451)	(.407)	(.434)	(.453)
Redemption fees added to paid in capitalB	–	–	–	–C	–C	–C
Net asset value, end of period	$13.43	$12.76	$12.66	$12.77	$13.22	$13.15
Total ReturnD,E	6.73%	3.88%	2.66%	(.37)%	3.93%	7.91%
Ratios to Average Net AssetsF
Expenses before reductions	.45%G	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.45%G	.46%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.45%G	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	2.80%G	3.02%	2.97%	3.09%	3.33%	3.40%
Supplemental Data
Net assets, end of period (in millions)	$2,064	$1,792	$1,841	$1,728	$1,866	$1,813
Portfolio turnover rate	10%G	20%	20%	25%	11%	10%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Income Fund Class I

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.79	$12.69	$12.80	$13.25	$13.17	$12.64
Income from Investment Operations
Net investment income (loss)B	.178	.371	.372	.395	.423	.429
Net realized and unrealized gain (loss)	.670	.100	(.042)	(.450)	.080	.543
Total from investment operations	.848	.471	.330	(.055)	.503	.972
Distributions from net investment income	(.178)	(.370)	(.372)	(.395)	(.422)	(.442)
Distributions from net realized gain	–	(.001)	(.068)	–	(.001)	–
Total distributions	(.178)	(.371)	(.440)	(.395)	(.423)	(.442)
Redemption fees added to paid in capitalB	–	–	–	–C	–C	–C
Net asset value, end of period	$13.46	$12.79	$12.69	$12.80	$13.25	$13.17
Total ReturnD,E	6.67%	3.78%	2.57%	(.46)%	3.91%	7.80%
Ratios to Average Net AssetsF
Expenses before reductions	.55%G	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%G	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55%G	.54%	.55%	.55%	.55%	.55%
Net investment income (loss)	2.70%G	2.93%	2.87%	3.00%	3.23%	3.31%
Supplemental Data
Net assets, end of period (in millions)	$62	$48	$60	$59	$47	$40
Portfolio turnover rate	10%G	20%	20%	25%	11%	10%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Income Fund Class Z

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.79	$12.58
Income from Investment Operations
Net investment income (loss)B	.185	.156
Net realized and unrealized gain (loss)	.671	.211
Total from investment operations	.856	.367
Distributions from net investment income	(.186)	(.156)
Distributions from net realized gain	–	(.001)
Total distributions	(.186)	(.157)
Net asset value, end of period	$13.46	$12.79
Total ReturnC,D	6.73%	2.93%
Ratios to Average Net AssetsE
Expenses before reductions	.43%F	.44%F
Expenses net of fee waivers, if any	.43%F	.43%F
Expenses net of all reductions	.43%F	.43%F
Net investment income (loss)	2.82%F	3.01%F
Supplemental Data
Net assets, end of period (in millions)	$35	$27
Portfolio turnover rate	10%F	20%

 A For the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, California Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, losses deferred due to futures contracts, and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$191,168
Gross unrealized depreciation	(11)
Net unrealized appreciation (depreciation)	$191,157
Tax cost	$2,037,924

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Short-term	$(1,753)
Long-term	(593)
Total capital loss carryforward	$(2,346)

At the prior fiscal period end, the Fund was required to defer approximately $87 of losses on futures contracts.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $210,038 and $97,666, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$61	$4
Class M	-%	.25%	11	–
Class C	.75%	.25%	116	13
			$188	$17

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$10
Class M	2
Class C(a)	–(b)
$12

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$39.16
Class M	5.12
Class C	18.15
California Municipal Income	684.07
Class I	44.16
Class Z	8.05
	$798

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .02%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2019	Year ended February 28, 2019(a)
Distributions to shareholders
Class A	$606	$1,114
Class M	111	218
Class C	200	513
California Municipal Income	27,092	53,601
Class I	734	1,449
Class Z	438	121
Total	$29,181	$57,016

 (a) Distributions for Class Z are for the period October 2,2018 (commencement of sale of shares) to February 28, 2019.

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2019	Year ended February 28, 2019(a)	Six months ended August 31, 2019	Year ended February 28, 2019(a)
Class A
Shares sold	993	1,407	$12,997	$17,818
Reinvestment of distributions	38	76	497	966
Shares redeemed	(582)	(1,105)	(7,637)	(13,899)
Net increase (decrease)	449	378	$5,857	$4,885
Class M
Shares sold	67	98	$888	$1,252
Reinvestment of distributions	8	16	103	203
Shares redeemed	(49)	(69)	(650)	(874)
Net increase (decrease)	26	45	$341	$581
Class C
Shares sold	302	156	$3,919	$1,977
Reinvestment of distributions	13	34	170	426
Shares redeemed	(526)	(550)	(6,832)	(6,943)
Net increase (decrease)	(211)	(360)	$(2,743)	$(4,540)
California Municipal Income
Shares sold	20,581	34,416	$268,990	$433,774
Reinvestment of distributions	1,169	2,561	15,359	32,374
Shares redeemed	(8,466)	(41,933)	(110,872)	(527,734)
Net increase (decrease)	13,284	(4,956)	$173,477	$(61,586)
Class I
Shares sold	1,182	1,512	$15,520	$19,176
Reinvestment of distributions	48	96	637	1,213
Shares redeemed	(383)	(2,578)	(5,025)	(32,632)
Net increase (decrease)	847	(970)	$11,132	$(12,243)
Class Z
Shares sold	712	2,172	$9,339	$27,528
Reinvestment of distributions	32	9	422	113
Shares redeemed	(220)	(85)	(2,892)	(1,077)
Net increase (decrease)	524	2,096	$6,869	$26,564

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Class A	.79%
Actual		$1,000.00	$1,065.50	$4.10
Hypothetical-C		$1,000.00	$1,021.17	$4.01
Class M	.75%
Actual		$1,000.00	$1,065.50	$3.89
Hypothetical-C		$1,000.00	$1,021.37	$3.81
Class C	1.53%
Actual		$1,000.00	$1,061.60	$7.93
Hypothetical-C		$1,000.00	$1,017.44	$7.76
California Municipal Income	.45%
Actual		$1,000.00	$1,067.30	$2.34
Hypothetical-C		$1,000.00	$1,022.87	$2.29
Class I	.55%
Actual		$1,000.00	$1,066.70	$2.86
Hypothetical-C		$1,000.00	$1,022.37	$2.80
Class Z	.43%
Actual		$1,000.00	$1,067.30	$2.23
Hypothetical-C		$1,000.00	$1,022.97	$2.19

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

CFL-SANN-1019
1.777802.117

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 24, 2019